SUBSEQUENT EVENT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Mar. 23, 2015
Subsequent event [Line Items]
Shares repurchased	0
Subsequent Event [Member]
Subsequent event [Line Items]
Maximum amount of share repurchase plan		$ 20,000